SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 16: SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 27, 2013, the date which the consolidated financial statements were available to be issued. All subsequent events requiring recognition as of December 31, 2012 have been incorporated into these consolidated financial statements and there are no subsequent events that require disclosure in accordance with FASB ASC Topic 855, “Subsequent Events”.

Recent Share and Option Issuances

The Company has issued the following securities pursuant to exemptions from registration under the Securities Act of 1933, as amended (the “Act”):

1.	On January 4, 2013, the Company granted 500,000 stock options (405,000 of which were not registered under the Act) to Kyle Guse in connection with his employment as Chief Financial Officer, General Counsel and Secretary. The options have an exercise price of $4.11 per share, the fair market value of the Company’s Common Stock on the date of grant, and vest 25% at the end of the first year of employment and one-sixteenth (1/16) quarterly over the following three years.

2.	On January 13, 2013, the Company issued a warrant to purchase 60,000 shares of Common Stock to a consultant as compensation for services to the Company. The warrant has an exercise price of $4.24 per share which was the fair market value of the Company’s Common Stock on the date of grant. The warrant has a net-exercise feature and it vests monthly over one year so long as the consultant continues to provide services to the Company.

3.	On January 24, 2013, the Company issued 32,186 shares of Common Stock to consultants as compensation for the performance of services to the Company. The aggregate value of shares issued was $143,550, or $4.46 per share, the fair market value of the Company’s Common Stock on the date of issuance.

4.	On February 25, 2013 the Company issued 1,081,782 shares of Common Stock and on February 28, 2013 the Company issued 139,971 shares of Common Stock each upon exercise of outstanding warrants. These warrants were exercised on a “net” basis without additional consideration received by the Company. These warrants were originally issued in 2011 in connection with the Company’s private placement to accredited investors pursuant to Rule 506 of Regulation D under the Act. The shares issued upon exercise of the warrants remain subject to the six-month lock-up agreements between the holders of the shares and Dawson James Securities, Inc. that were entered into in connection with the Company’s initial public offering.

The above securities were issued and sold pursuant to an exemption from registration under Section 4(a)(2) of the Act as transactions by an issuer not involving any public offering.

As of the date of filing this prospectus, management was still in the process of determining the fair value of the 500,000 stock options and the 60,000 warrants issued as described above, in accordance with FASB ASC Topic 718.